Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 01, 2012
Registrant Name	dei_EntityRegistrantName	NEW COVENANT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001070222
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
Prospectus Date	rr_ProspectusDate	Apr. 23, 2012